REVENUE	12 Months Ended
Dec. 31, 2022
REVENUE
REVENUE
5.	REVENUE

Camino Rojo was under commissioning during the three months ended March 31, 2022. The Company declared commercial production at Camino Rojo, effective April 1, 2022.

Revenue by significant product type:

	Years ended
	December 31
	2022	2021
Gold	$192,394	$4,094
Silver	836	30
Revenue	$193,230	$4,124

Customer A	$129,866	$4,124
Customer B	47,937	—
Others	15,427	—
Revenue	$193,230	$4,124